Summary of interest rate risk profile of consolidated entity interest bearing financial instruments (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Financial Assets	$ 1,210,381	$ 4,533,155
Financial Liabilities	1,856,681	3,226,917
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial Assets	69,942	69,942
Financial Liabilities
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Financial Liabilities
Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Financial Liabilities
Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial Assets	$ 275,875	3,174,700
Weighted Average Interest Rate	1.13%
Cash and cash equivalent [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial Assets	$ 40,000
Cash and cash equivalent [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Cash and cash equivalent [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial Assets	904,564	1,288,513
Trade and other receivables [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Trade and other receivables [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Trade and other receivables [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Term deposits [member]
IfrsStatementLineItems [Line Items]
Financial Assets	$ 29,942	$ 69,942
Weighted Average Interest Rate	4.33%	1.04%
Term deposits [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial Assets	$ 29,942	$ 69,942
Term deposits [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Term deposits [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities	1,252,503	2,507,573
Trade and other payables [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Trade and other payables [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Trade and other payables [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Lease liability [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities	332,578	417,744
Lease liability [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Lease liability [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Lease liability [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Borrowings [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities	271,600	301,600
Borrowings [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Borrowings [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Borrowings [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Financial Liabilities
Floating interest rate [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Floating interest rate [member] | Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Floating interest rate [member] | Term deposits [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Floating interest rate [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Floating interest rate [member] | Lease liability [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Floating interest rate [member] | Borrowings [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Non interest bearing [member]
IfrsStatementLineItems [Line Items]
Financial Assets	1,140,439	4,463,213
Financial Liabilities	1,856,681	3,226,917
Non interest bearing [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial Assets	235,875	3,174,700
Non interest bearing [member] | Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial Assets	904,564	1,288,513
Non interest bearing [member] | Term deposits [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Non interest bearing [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities	1,252,503	2,507,573
Non interest bearing [member] | Lease liability [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities	332,578	417,744
Non interest bearing [member] | Borrowings [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities	$ 271,600	$ 301,600